Investment in Films and Television Programs - Summary of Company's investment in film and television programs (Detail) - STUDIO BUSINESS OF LIONS GATE ENTERTAINMENT CORP [Member] - USD ($)
$ in Millions
12 Months Ended
	Mar. 31, 2027	Mar. 31, 2026	Mar. 31, 2025
Released [Member]
Schedule Of Estimated Future Amortization Expense Of The Company In Film And Television Programs [Line Items]
Estimated future amortization expense	$ 147.5	$ 189.5	$ 391.2
Completed And Not Released [Member]
Schedule Of Estimated Future Amortization Expense Of The Company In Film And Television Programs [Line Items]
Estimated future amortization expense			$ 139.6